Loans and ACL - Types of Modifications and Allowance at Period End (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 3,426
Commercial: | Commercial and industrial
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1,325
Commercial: | CRE
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	419
Commercial: | Commercial construction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	25
Consumer: | Residential mortgage
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	651
Consumer: | Home equity
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	13
Consumer: | Indirect auto
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	945
Consumer: | Other consumer
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	28
Credit card
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	20
Structure
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	209
Structure | Commercial: | Commercial and industrial
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	51
Structure | Commercial: | CRE
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Structure | Commercial: | Commercial construction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Structure | Consumer: | Residential mortgage
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	111
Structure | Consumer: | Home equity
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Structure | Consumer: | Indirect auto
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	26
Structure | Consumer: | Other consumer
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	21
Structure | Credit card
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Newly Designated TDRs | Commercial:
Financing Receivable, Modifications [Line Items]
Related ALLL at Period End		$ 9	$ 17
Financing Receivable, Troubled Debt Restructuring, Premodification		78	193
Newly Designated TDRs | Consumer:
Financing Receivable, Modifications [Line Items]
Related ALLL at Period End		56	36
Financing Receivable, Troubled Debt Restructuring, Premodification		1,107	606
Newly Designated TDRs | Credit card
Financing Receivable, Modifications [Line Items]
Related ALLL at Period End		4	5
Financing Receivable, Troubled Debt Restructuring, Premodification		8	12
Newly Designated TDRs | Rate | Commercial:
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		66	35
Newly Designated TDRs | Rate | Consumer:
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		496	284
Newly Designated TDRs | Rate | Credit card
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		8	11
Newly Designated TDRs | Structure | Commercial:
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		10	130
Newly Designated TDRs | Structure | Consumer:
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		627	312
Newly Designated TDRs | Structure | Credit card
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		0	0
Re-Modification of Previously Designated TDRs | Rate
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		113	61
Re-Modification of Previously Designated TDRs | Structure
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount		$ 133	$ 38